VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Communication Services: 6.3%
8,031	(1)	Charter Communications, Inc.	$5,843,034	1.4
93,417		Comcast Corp. – Class A	5,224,813	1.2
9,018	(1)	NetFlix, Inc.	5,504,046	1.3
1,772,293		Vodafone Group PLC	2,696,884	0.6
47,221	(1)	Walt Disney Co.	7,988,377	1.8
			27,257,154	6.3

		Consumer Discretionary: 7.8%
2,675	(1)	Booking Holdings, Inc.	6,350,102	1.5
273,184	(1)	General Motors Co.	14,399,529	3.3
643,448		Kingfisher PLC	2,904,445	0.7
83,003	(1)	Las Vegas Sands Corp.	3,037,910	0.7
106,322		TJX Cos., Inc.	7,015,125	1.6
			33,707,111	7.8

		Consumer Staples: 5.3%
90,705		Diageo PLC	4,391,484	1.0
105,479		Philip Morris International, Inc.	9,998,354	2.3
57,088		Sysco Corp.	4,481,408	1.1
116,304	(1)	US Foods Holding Corp.	4,031,097	0.9
			22,902,343	5.3

		Energy: 7.2%
143,525		Canadian Natural Resources Ltd.	5,247,626	1.2
58,059		Chevron Corp.	5,890,086	1.4
118,807		ConocoPhillips	8,051,550	1.9
193,612		Devon Energy Corp.	6,875,162	1.6
30,034		Pioneer Natural Resources Co.	5,000,961	1.1
			31,065,385	7.2

		Financials: 23.6%
42,719		American Express Co.	7,156,714	1.7
208,342		American International Group, Inc.	11,435,892	2.6
320,948		Bank of America Corp.	13,624,243	3.2
80,040		Charles Schwab Corp.	5,830,114	1.3
220,790		Citizens Financial Group, Inc.	10,372,714	2.4
24,285		Goldman Sachs Group, Inc.	9,180,458	2.1
98,040		Morgan Stanley	9,540,272	2.2
30,750		PNC Financial Services Group, Inc.	6,015,930	1.4
141,843		Truist Financial Corp.	8,319,092	1.9
361,122		Wells Fargo & Co.	16,759,672	3.9
15,973		Willis Towers Watson PLC	3,713,084	0.9
			101,948,185	23.6

		Health Care: 14.7%
14,648		Anthem, Inc.	5,460,774	1.3
98,059		Bristol-Myers Squibb Co.	5,802,151	1.3
26,233		Cigna Corp.	5,250,797	1.2
55,677		CVS Health Corp.	4,724,750	1.1
180,184		GlaxoSmithKline PLC	3,400,644	0.8
22,197		Johnson & Johnson	3,584,816	0.8
27,764		McKesson Corp.	5,535,586	1.3
50,984		Medtronic PLC	6,390,844	1.5
88,500		Merck & Co., Inc.	6,647,235	1.5
79,757		Pfizer, Inc.	3,430,349	0.8
66,805		Sanofi	6,430,897	1.5
23,265		Universal Health Services, Inc.	3,219,178	0.8
24,447		Zimmer Biomet Holdings, Inc.	3,578,063	0.8
			63,456,084	14.7

		Industrials: 12.1%
295,151		CSX Corp.	8,777,791	2.1
41,145		Emerson Electric Co.	3,875,859	0.9
26,463		General Dynamics Corp.	5,187,542	1.2
108,629		Johnson Controls International plc	7,395,462	1.7
14,185		Parker Hannifin Corp.	3,966,410	0.9
46,565		Quanta Services, Inc.	5,300,028	1.2
116,131		Raytheon Technologies Corp.	9,982,621	2.3
107,537		Textron, Inc.	7,507,158	1.8
			51,992,871	12.1

		Information Technology: 12.6%
166,670		Cisco Systems, Inc.	9,071,848	2.1
164,258		Cognizant Technology Solutions Corp.	12,189,586	2.8
93,838		Corning, Inc.	3,424,149	0.8
44,085	(1)	Fiserv, Inc.	4,783,222	1.1
140,458		Intel Corp.	7,483,602	1.7
24,377		NXP Semiconductor NV	4,774,723	1.1
40,457		Qualcomm, Inc.	5,218,144	1.2
22,536	(1)	Splunk, Inc.	3,261,185	0.8
30,958		TE Connectivity Ltd.	4,248,057	1.0
			54,454,516	12.6

		Materials: 3.2%
111,454	(1)	Axalta Coating Systems Ltd.	3,253,342	0.8
159,168		Barrick Gold Corp.	2,872,983	0.7
133,090		Corteva, Inc.	5,600,427	1.3
33,484		Dow, Inc.	1,927,339	0.4
			13,654,091	3.2

		Real Estate: 2.8%
125,620	(1)	CBRE Group, Inc.	12,230,363	2.8

		Utilities: 2.9%
42,239		American Electric Power Co., Inc.	3,428,962	0.8
21,528		Duke Energy Corp.	2,100,917	0.5
74,152		Exelon Corp.	3,584,508	0.8
94,042		FirstEnergy Corp.	3,349,776	0.8
			12,464,163	2.9

	Total Common Stock
	(Cost $323,708,608)		425,132,266	98.5

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Mutual Funds: 1.4%
5,925,561	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $5,925,561)	$5,925,561	1.4

	Total Short-Term Investments
	(Cost $5,925,561)	5,925,561	1.4

	Total Investments in Securities (Cost $329,634,169)	$431,057,827	99.9
	Assets in Excess of Other Liabilities	457,870	0.1
	Net Assets	$431,515,697	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$24,560,270	$2,696,884	$–	$27,257,154
Consumer Discretionary	30,802,666	2,904,445	–	33,707,111
Consumer Staples	18,510,859	4,391,484	–	22,902,343
Energy	31,065,385	–	–	31,065,385
Financials	101,948,185	–	–	101,948,185
Health Care	53,624,543	9,831,541	–	63,456,084
Industrials	51,992,871	–	–	51,992,871
Information Technology	54,454,516	–	–	54,454,516
Materials	13,654,091	–	–	13,654,091
Real Estate	12,230,363	–	–	12,230,363
Utilities	12,464,163	–	–	12,464,163
Total Common Stock	405,307,912	19,824,354	–	425,132,266
Short-Term Investments	5,925,561	–	–	5,925,561
Total Investments, at fair value	$411,233,473	$19,824,354	$–	$431,057,827
Other Financial Instruments+
Forward Foreign Currency Contracts	–	215,893	–	215,893
Total Assets	$411,233,473	$20,040,247	$–	$431,273,720
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(39,542)	$–	$(39,542)
Total Liabilities	$–	$(39,542)	$–	$(39,542)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 93,387	CAD 118,408	State Street Bank and Trust Co.	10/29/21	$(95)
GBP 112,402	USD 154,052	State Street Bank and Trust Co.	10/29/21	(2,597)
CHF 135,829	USD 147,060	State Street Bank and Trust Co.	10/29/21	(1,222)
USD 92,713	CAD 117,332	State Street Bank and Trust Co.	10/29/21	81
CHF 129,879	USD 140,720	State Street Bank and Trust Co.	10/29/21	(1,271)
USD 172,740	CAD 218,516	State Street Bank and Trust Co.	10/29/21	225
CHF 136,828	USD 148,371	State Street Bank and Trust Co.	10/29/21	(1,461)
CHF 132,820	USD 143,937	State Street Bank and Trust Co.	10/29/21	(1,329)
USD 10,290,694	GBP 7,528,573	State Street Bank and Trust Co.	10/29/21	146,351
USD 4,825,858	EUR 4,109,009	State Street Bank and Trust Co.	10/29/21	63,906
USD 3,472,434	CAD 4,437,076	State Street Bank and Trust Co.	10/29/21	(30,578)
USD 580,135	CHF 535,356	State Street Bank and Trust Co.	10/29/21	5,330
USD 148,790	GBP 110,358	State Street Bank and Trust Co.	10/29/21	(761)
USD 72,299	CAD 91,497	State Street Bank and Trust Co.	10/29/21	(112)
USD 98,717	EUR 85,176	State Street Bank and Trust Co.	10/29/21	(116)
				$176,351

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $331,559,240.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$105,839,693
Gross Unrealized Depreciation	(6,161,118)
Net Unrealized Appreciation	$99,678,575